Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Components of property and equipment consisted of the following:

	As of December 31,
	2014	2015
	(in thousands)
Land	$—	$713
Building	—	5,091
Software	22,550	40,336
Computers and office equipment	76,274	97,332
Furniture and fixtures	4,045	5,914
Leasehold improvements	7,015	7,126
Construction in process	2,378	6,137

Property and equipment—at cost	112,262	162,649
Less accumulated depreciation	(55,425)	(86,887)

Property and equipment—net	$56,837	$75,762

Depreciation expense related to property and equipment for the years ended December 31, 2013, 2014 and 2015, was $18.6 million, $31.0 million, and $34.0 million, respectively.

During the years ended December 31, 2014 and 2015, the Company entered into agreements to lease software licenses for use on certain data center server equipment for terms ranging from thirty-six months to thirty-nine months.

As of December 31, 2014 and 2015, the Company’s software shown in the above table included the software assets under a capital lease as follows:

	As of December 31,
	2014	2015
	(in thousands)
Software	$11,704	$21,499
Less accumulated depreciation	(3,901)	(8,412)

Assets under capital lease—net	$7,803	$13,087

At December 31, 2015, the expected future minimum lease payments under the capital lease discussed above were approximately as follows:

Amount
(in thousands)
2016	$6,334
2017	6,895
2018	575

Total minimum lease payments	13,804
Less amount representing interest	(723)

Present value of minimum lease payments (capital lease obligation)	13,081
Current portion	5,866

Long-term portion	$7,215